As filed with the Securities and Exchange Commission on August 17, 2012

1933 Act Registration No. 033-17619

1940 Act Registration No. 811-05349

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 330	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 331	☒

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 655-4400

CAROLINE KRAUS, ESQ.

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series and classes of the Registrant:

Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Class R Shares and Class IR Shares of the Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Core Plus Fixed Income Fund and Goldman Sachs High Yield Fund;

Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares and Class IR Shares of the Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs High Yield Municipal Fund and Goldman Sachs Global Income Fund;

Class A Shares, Class C Shares, Institutional Shares, Class R Shares and Class IR Shares of the Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Short Duration Income Fund and Goldman Sachs Strategic Income Fund;

Class A Shares, Class B Shares, Administration Shares, Institutional Shares and Class IR Shares of the Goldman Sachs Enhanced Income Fund;

Class A Shares, Service Shares, Institutional Shares and Class IR Shares of the Goldman Sachs High Quality Floating Rate Fund;

Class A Shares, Institutional Shares, Class IR Shares and Separate Account Institutional Shares of the Goldman Sachs U.S. Mortgages Fund and Goldman Sachs Investment Grade Credit Fund;

Class A Shares, Class C Shares, Institutional Shares and Class IR Shares of the Goldman Sachs Emerging Markets Debt Fund and Goldman Sachs Local Emerging Markets Debt Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 330 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 330 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 17th day of August, 2012.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Caroline Kraus
Caroline Kraus Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	August 17, 2012

/s/ George F. Travers George F. Travers	Principal Financial Officer and Senior Vice President	August 17, 2012

/s/ Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	August 17, 2012

/s/ Donald C. Burke Donald C. Burke	Trustee	August 17, 2012

/s/ John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	August 17, 2012

/s/ Diana M. Daniels Diana M. Daniels	Trustee	August 17, 2012

/s/ Joseph P. LoRusso Joseph P. LoRusso	Trustee	August 17, 2012

/s/ Jessica Palmer Jessica Palmer	Trustee	August 17, 2012

/s/ Alan A. Shuch Alan A. Shuch	Trustee	August 17, 2012

/s/ Richard P. Strubel Richard P. Strubel	Trustee	August 17, 2012

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on August 15-16, 2012.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to each Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline Kraus, Andrew Murphy, Robert Griffith and Matthew Wolfe, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of each Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: August 17, 2012

/s/ Caroline Kraus
Caroline Kraus Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase